united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/16

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

Breithorn Long/Short Fund

Class I - BRHIX

April 30, 2016

Breithorn Capital Management LLC

509 Madison Avenue

New York, NY 10022

Breithorn Long/Short Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2016

The Fund’s performance figures(a) for the six months ended April 30, 2016, compared to its benchmark:

			Inception(c) through
	Six Month	One Year Return	April 30, 2016
Breithorn Long/Short Fund Class I	(1.50)%	(10.54)%	(6.21)%
S&P 500 Total Return Index (b)	0.43%	1.21%	1.50%

(a)	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2017 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 2.00% for Class I. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-798-3878.

(b)	The Standard and Poor’s (’’S&P 500’’)500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

(c)	Inception date is December 23, 2014.

Portfolio Composition as of
April 30, 2016
Industries	(as a % of net assets)

Insurance	10.8%
Retail	10.2%
Auto Manufacturers	7.3%
Commercial Services	7.0%
Distribution/Wholesale	7.0%
Healthcare-Services	7.0%
Electric	6.0%
Semiconductors	5.9%
Packaging & Containers	5.7%
Diversified Financial Services	4.8%
Other Assets in Excess of Liabilities	28.3%
100.0%

Please refer to the Fund’s Portfolio of Investments in this semi-annual report for a detailed description of the Fund’s holdings.

Breithorn Long/Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

April 30, 2016

Shares		Fair Value

	COMMON STOCK - 105.8%
	AGRICULTURE - 4.2%
4,950	Philip Morris, Inc.	$485,694

	AUTO MANUFACTURERS - 7.3%
21,850	Blue Bird Corp. *	236,198
19,350	General Motors Co. ^	615,330
		851,528
	AUTO PARTS & EQUIPMENT - 2.6%
10,450	Allison Transmission Holdings, Inc.	301,064

	BANKS - 4.5%
22,950	Citizens Financial Group, Inc.	524,408

	BIOTECHNOLOGY - 2.2%
1,800	Bio-Rad Laboratories, Inc. *	255,330

	COMMERCIAL SERVICES - 7.0%
19,820	Devry Education	343,877
22,050	Vectrus, Inc. *	475,398
		819,275
	COMPUTERS - 4.5%
2,050	International Business Machines Corp. ^	299,177
485,425	Quantum Corp. *	223,441
		522,618
	DISTRIBUTION/WHOLESALE - 7.0%
23,500	Ingram Micro, Inc.	821,325

	DIVERSIFIED FINANCIAL SERVICES - 4.8%
12,850	FNF Group ^	409,915
14,383	FNFV Group *	154,905
		564,820
	ELECTRIC - 6.0%
16,000	Calpine Corp. *	252,480
29,750	NRG Energy, Inc.	449,225
		701,705
	HEALTHCARE-SERVICES - 7.0%
3,370	Laboratory Corp of America Holdings *	422,328
53,720	Universal American Corp/NY *	399,677
		822,005
	HOLDING COMPANIES - 3.1%
22,000	Leucadia National Corp.	366,960

See accompanying notes to financial statements.

Breithorn Long/Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

Shares		Fair Value

	INSURANCE - 10.8%
9,750	American International Group, Inc. ^	$544,245
10,300	Loews Corp.	408,704
9,550	XL Group PLC ^	312,571
		1,265,520
	INTERNET - 2.7%
18,770	Symantec Corp. ^	312,427

	OIL & GAS - 3.1%
26,820	ERA Group *	255,595
9,200	Noble Corp. PLC	103,316
		358,911
	PACKAGING & CONTAINERS - 5.7%
23,020	Owens-Illinois, Inc. *	424,949
5,896	Westrock Corp.	246,748
		671,697
	RETAIL - 10.2%
7,830	Bed Bath & Beyond, Inc. *^	369,733
13,850	GNC Holdings, Inc.	337,386
24,046	J. Alexander’s Holdings *	247,674
5,450	Kohl’s Corp. ^	241,435
		1,196,228
	SAVINGS & LOANS - 3.9%
39,050	Investors Bancorp, Inc.	451,027

	SEMICONDUCTORS - 5.9%
64,730	Kulicke & Soffa Industries, Inc. *	693,906

	TELECOMMUNICATIONS - 3.3%
13,270	Telephone & Data Systems, Inc.	392,394

	TOTAL COMMON STOCK (Cost - $13,916,443)	12,378,842

	EXCHANGE TRADED FUNDS - 4.0%
17,850	Market Vectors Gold Miners *	461,066
	TOTAL EXCHANGE TRADED FUNDS (Cost - $279,438)	461,066

	SHORT-TERM INVESTMENTS - 22.1%
2,588,525	Fidelity Institutional Money Market Fund - Treasury Only Class I Portfolio, 0.16% **^	2,588,525
	(Cost - $2,588,525)

	TOTAL INVESTMENTS - 131.9% (Cost - $16,784,406) (a)	$15,428,433
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.9)%	(3,731,931)
	TOTAL NET ASSETS - 100.0%	$11,696,502

See accompanying notes to financial statements.

Breithorn Long/Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

Shares		Fair Value

	SECURITIES SOLD SHORT - 36.7%
	COMMON STOCK - 20.7%
	AGRICULTURE - 3.8%
8,900	Reynolds American, Inc.	$441,440

	APPAREL - 3.2%
1,050	Hermes International	374,014

	AUTO MANUFACTURERS - 2.2%
1,100	Tesla Motors, Inc. *	264,836

	BANKS - 1.8%
3,830	Commonwealth Bank of Australia	215,971

	COMMERCIAL SERVICES - 1.9%
5,509	Cardtronics, Inc. *	217,165

	DISTRIBUTION\WHOLESALE - 2.3%
8,300	LKQ Corp. *	266,015

	HEALTHCARE - 1.9%
1,700	Chemed Corp.	220,626

	INTERNET - 1.0%
1,000	Facebook, Inc. *	117,580

	SOFTWARE - 2.6%
2,850	ServiceNow, Inc. *	203,718
1,350	Workday, Inc. *	101,223
		304,941

	TOTAL COMMON STOCK (Proceeds - $2,366,574)	2,422,588

	EXCHANGE TRADED FUNDS - 11.2%
7,250	iShares Russell 1000 ETF	831,358
3,700	First Trust NYSE	117,290
4,600	SPDR Consumer Discretionary Select	364,090
	TOTAL EXCHANGE TRADED FUNDS (Proceeds - $1,308,630)	1,312,738

See accompanying notes to financial statements.

Breithorn Long/Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

Shares		Fair Value

	REAL ESTATE INVESTMENT TRUST (REITs) - 4.8%
5,950	Douglas Emmett, Inc.	$193,077
900	Essex Property	198,405
1,650	SL Green Realty	173,382
	TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds - $592,223)	564,864

	TOTAL SECURITIES SOLD SHORT (Proceeds - $4,267,427)	$4,300,190

*	Non-Income producing security.

**	Money Market Fund; interest rate reflects seven-day effective yield on April 30, 2016.

^	All or a portion of the security held as collateral for securities sold short as of April 30, 2016. Total collateral for securities sold short is $6,009,332.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short, is $13,874,021 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$861,760
Unrealized depreciation:	(3,607,538)
Net unrealized depreciation:	$(2,745,778)

See accompanying notes to financial statements.

Breithorn Long/Short Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2016

ASSETS
Investment securities:
At cost	$16,784,406
At fair value	$15,428,433
Cash denominated in foreign currency at fair value (Cost $564,879)	565,765
Dividends and interest receivable	1,389
Other assets	8,027
TOTAL ASSETS	16,003,614

LIABILITIES
Securities sold short, at fair value (Proceeds $4,267,427)	4,300,191
Payable to related parties	5,402
Dividends payable	520
Accrued expenses	999
TOTAL LIABILITIES	4,307,112
NET ASSETS	$11,696,502

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$12,863,882
Accumulated net investment loss	(109,608)
Accumulated net realized gain from security transactions	330,078
Net unrealized depreciation on investments	(1,387,850)
NET ASSETS	$11,696,502

Net Asset Value Per Share:
Class I Shares:
Net Assets	$11,696,502
Shares of beneficial interest outstanding	1,274,904

Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share (a)	$9.17

(a)	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%

See accompanying notes to financial statements.

Breithorn Long/Short Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2016

INVESTMENT INCOME
Dividends (Net of withholding taxes of $156)	$140,145
Interest	493
TOTAL INVESTMENT INCOME	140,638

EXPENSES
Investment advisory fees	86,856
Short sale dividend and interest expense	57,344
Administrative services fees	19,656
Fund accounting fee	15,910
Transfer agent fees	10,920
Audit Fees	8,922
Legal Fees	5,948
Trustees’ fees and expenses	5,948
Compliance officer fees	5,948
Printing and postage expenses	4,461
Registration fees	3,640
Custodian fees	3,569
Insurance expense	910
Non 12b-1 shareholder services fees	595
Other expenses	1,190
TOTAL EXPENSES	231,817

Fees waived by the Advisor	(78,151)
NET EXPENSES	153,666

NET INVESTMENT LOSS	(13,028)

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	387,166
Securities sold short	(56,205)
Foreign currency transactions	(552)
Net Realized Gain	330,409

Net change in unrealized appreciation (depreciation) on:
Investments	(668,649)
Securities sold short	126,876
Foreign currency translations	27,491
Net Change in Unrealized Depreciation	(514,282)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(183,873)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(196,901)

See accompanying notes to financial statements.

Breithorn Long/Short Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months
	Ended	For the Period
	April 30, 2016	Ended
	(Unaudited)	October 31, 2015(1)
FROM OPERATIONS
Net investment loss	$(13,028)	$(105,075)
Net realized gain on investments	330,409	8,164
Net change in unrealized depreciation on investments	(514,282)	(873,568)
Net decrease in net assets resulting from operations	(196,901)	(970,479)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	13,288,683
Payments for shares redeemed	(424,801)	—
Net increase (decrease) in net assets from shares of beneficial interest	(424,801)	13,288,683

TOTAL INCREASE (DECREASE) IN NET ASSETS	(621,702)	12,318,204

NET ASSETS
Beginning of Period	12,318,204	—
End of Period *	$11,696,502	$12,318,204
* Includes accumulated net investment loss of:	$(109,608)	$(96,580)

SHARE ACTIVITY
Shares sold	—	1,323,598
Shares redeemed	(424,801)	—
Net increase (decrease) in shares of beneficial interest outstanding	(424,801)	1,323,598

(1)	The Breithorn Long/Short Fund commenced operations on December 23, 2014.

See accompanying notes to financial statements.

Breithorn Long/Short Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I	Class I
	For the Six
	Months Ended	For the Period
	April 30, 2016	Ended
	(Unaudited)	October 31, 2015(a)

Net asset value, beginning of period	$9.31	$10.00
Activity from investment operations:
Net investment loss (c)	(0.01)	(0.08)
Net realized and unrealized loss on investments	(0.13)	(0.61)
Total from investment operations	(0.14)	(0.69)
Net asset value, end of period	$9.17	$9.31
Total return (e)	(1.50)%	(6.90)%
Net assets, end of period (000s)	$11,697	$12,318
Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (b)(d)(f)	3.62%	3.66%
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (b)(d)(f)	2.99%	3.07%
Ratio of net expenses net assets including dividends from securities sold short and interest expense (b)(d)	2.63%	2.59%
Ratio of net expenses net assets excluding dividends from securities sold short and interest expense (b)(d)	2.00%	2.00%
Ratio of net investment loss to average net assets (b)(d)(g)	(0.22)%	(1.01)%
Portfolio Turnover Rate (e)	21%	79%

(a)	The Breithorn Long/Short Fund commenced operations on December 23, 2014.

(b)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(c)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(d)	Annualized.

(e)	Not annualized.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment loss is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Breithorn Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2016

1.	ORGANIZATION

The Breithorn Long/Short Fund (the ’‘Fund’’) is a non-diversified series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a Delaware statutory trust organized on June 8, 2012. The Fund may issue an unlimited number of shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund commenced operations on December 23, 2014. The investment objective is to seek long-term capital appreciation.

The Fund offers Class A and Class I shares. Class A shares are offered at their public offering price, which is net asset value (“NAV”), plus the applicable sales charge and is subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares. Class I shares are offered at NAV without an initial sales load. Class I shares may be subject to redemption fees equal to 2.00% of the amount redeemed within 90 days of purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Breithorn Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Breithorn Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2016, for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,378,842	$—	$—	$12,378,842
Exchange Traded Funds	461,066	—	—	461,066
Short-Term Investments	2,588,525	—	—	2,588,525
Total	$15,428,433	$—	$—	$15,428,433
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,422,588	$—	$—	$2,422,588
Exchange Traded Funds	1,312,738	—	—	1,312,738
Real Estate Investment Trusts	564,864	—	—	564,864
Total	$4,300,190	$—	$—	$4,300,190

*	Refer to the Portfolio of Investments for classifications.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the year.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2015-2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Breithorn Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollar. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollar using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification –The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended April 30, 2016, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $2,884,058 and $1,843,287 respectively. Purchases and proceeds from securities sold short amounted to $827,213 and $2,127,721, respectively.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. Therefore, the ultimate cost to the Fund to acquire these borrowed securities may exceed the liability reflected in these financial statements.

4.	INVESTMENT ADVISORY AGREEMENT/TRANSACTIONS WITH RELATED PARTIES

Breithorn Capital Management LLC., serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. The Fund’s Adviser has contractually agreed to reduce the Fund’s fees and expenses until at least March 1, 2017, to ensure that total annual Fund operating expenses exclusive of certain expenses such as dividend and interest expense related to securities sold short of the Fund do not exceed 2.00% for Class I. For the six month period ending April 30, 2016 the Advisor earned fees in the total of $86,856.

Breithorn Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 2.00% of average daily net assets attributable to Class I shares, the Advisor shall be entitled to be reimbursed by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the limitations of average daily net assets for each class respectively. If Fund Operating Expenses attributable to Class I shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended October 31, 2015, the Advisor has waived/reimbursed $110,929 in expenses to the Fund which is subject to recapture through October 31, 2018.

Northern Lights Distributors, LLC (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I Shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	TAX COMPONENTS OF CAPITAL

As of October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(96,580)	$—	$—	$(873,899)	$(970,479)

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $96,580.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of short-term capital gains, net operating losses, and foreign currency losses, resulted in reclassification for the period ended October 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$8,495	$(8,495)

Breithorn Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2016

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2016 the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the applicable Fund. As of April 30, 2016 Ronald Ulrich held 28.5% and Ronald J Ulrich Family LP held 47.9% of the voting securities of the Fund for the sole benefit of customers, respectively, and may be deemed to control the Fund.

7.	REDEMPTION FEES

A 2.00% redemption fee is imposed by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions of shares made within 90 days of purchase date. Redemption fees are recorded by the Fund as redemption of Fund shares and as a credit to paid-in-capital. For the six months period ended April 30, 2016, the Fund received $0 in redemption fees.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Breithorn Long/Short Fund

EXPENSE EXAMPLES (Unaudited)

April 30, 2016

As a shareholder of Breithorn Long/Short Fund (the ’‘Fund’’), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual	11/1/2015	4/30/2016	11/1/2015-4/30/2016*	11/1/2015-4/30/2016
	$1,000.00	$985.00	$9.87	2.00%

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	11/1/2015	4/30/2016	11/1/2015-4/30/2016*	11/1/2015-4/30/2016
	$1,000.00	$1,014.92	$10.02	2.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3878 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-798-3878

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/30/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/30/2016

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 6/30/2016